UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23179

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The Relative Value Fund

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(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

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(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

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(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2217

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Date of fiscal year end: March 31

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Date of reporting period: September 30, 2019

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Semi-Annual Report
September 30, 2019
(Unaudited)
THE RELATIVE
VALUE FUND
CIA Class Shares – VFLEX
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund, c/o UMB Fund Services at 235 West Galena Street, Milwaukee, WI 53212, or by calling toll-free at 1 (877) 779-1999. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary. You may elect to receive all future reports in paper free of charge.
You can inform the Fund or your financial intermediary, as applicable, that you wish to receive paper copies of your shareholder reports by contacting them directly. Your election to receive reports in paper will apply the Fund and all funds held through your financial intermediary, as applicable.

Vivaldi Asset Management, LLC | 225 W. Wacker Dr. | Suite 2100 | Chicago, IL 60606 | P: 312.248.8300

The Relative Value Fund
This report and the financial statements contained herein are provided for the general information of the shareholders of The Relative Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

The Relative Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES – 8.9%
$256,776	Adjustable Rate Mortgage Trust Series 2006-1, Class 2A1, 4.523%, 3/25/20361,2	$205,152
250,000	Aqua Finance Trust 2019-A Series 2019-A, Class A, 3.140%, 7/16/20401,3	251,188
100,000	CPS Auto Receivables Trust Series 2019-C, Class F, 6.940%, 9/15/20261,3	103,250
250,000	CPS Auto Receivables Trust 2019-A Series 2019-A, Class D, 4.350%, 12/16/20241,3	259,922
312,512	CSMC Series Series 2011-5R, Class 6A7, 3.949%, 11/27/20371,2,3	266,443
	Deephaven Residential Mortgage Trust
100,000	Series 2018-1A, Class B1, 4.340%, 12/25/20571,2,3	99,478
200,000	Series 2019-3A, Class B1, 4.258%, 7/25/20591,2,3	209,372
181,229	DSLA Mortgage Loan Trust Series 2006-AR2, Class 1A1A, 2.247% (1-Month USD Libor+19 basis points), 10/19/20361,2,4	163,398
100,000	Fannie Mae Connecticut Avenue Securities Series 2018-C04, Class 2M2, 4.568% (1-Month USD Libor+255 basis points), 12/25/20301,2,4	101,831
100,000	Series 2018-C01, Class 1M2, 4.268% (1-Month USD Libor+225 basis points), 7/25/20301,2,4	101,037
300,000	Series 2018-C06, Class 2B1, 6.118% (1-Month USD Libor+410 basis points), 3/25/20311,2,4	318,412
147,589	Series 2015-C04, Class 2M2, 7.568% (1-Month USD Libor+555 basis points), 4/25/20281,2,4	157,841
150,000	Foursight Capital Automobile Receivables Trust Series 2019-1, Class E, 4.300%, 9/15/20251,3	152,951
200,000	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HRP1, Class B1, 6.618% (1-Month USD Libor+460 basis points), 12/25/20421,4	216,982
245,564	GSR Mortgage Loan Trust 2007-AR1 Series 2007-AR1, Class 2A1, 4.121%, 3/25/20471,2	219,804
250,000	Magnetite XVI Ltd. Series 2015-16A, Class F, 8.800% (3-Month USD Libor+650 basis points), 1/18/20281,2,3,4	225,270
150,000	Mosaic Solar Loan Trust Series 2019-1A, Class B, 0.000%, 12/21/20431,3	116,949
250,000	Palmer Square CLO Ltd. Series 2019-1A, Class SUB, 0.000%, 4/20/20271,2,3	242,634
250,000	Palmer Square Loan Funding 2019-3 Ltd. Series 2019-3A, Class SUB, 0.000%, 8/20/20271,2,3	249,712
213,366	RBSSP Resecuritization Trust Series 2009-10, Class 2A2, 2.000%, 1/26/20371,2,3	152,161

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$250,000	Upstart Securitization Trust Series 2018-1, Class D, 6.147%, 8/20/20251,3	$254,180
47,510	WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR18, Class 3A1, 3.328%, 1/25/20371,2	44,225
100,000	WFRBS Commercial Mortgage Trust Series 2014-C24, Class C, 4.290%, 11/15/20471,2	101,832
	Total Asset-Backed Securities (Cost $4,179,014)	4,214,024
	BANK LOANS – 6.1%
962,616	BARNEY’S, Inc. 10.100%, 3/31/202019	952,990
487,500	BJ Services 12.650%, 1/3/202319	482,625
750,000	JUUL 9.287%, 8/2/202319	742,500
500,000	Murray Savings Association 11.332%, 2/12/20211, 19	500,000
232,212	Premier Brands 10.156%, 3/20/202419	227,567
	TOTAL BANK LOANS (Cost $2,907,042)	2,905,682
Number of Shares
	CLOSED-END FUNDS – 44.7%
11,137	Aberdeen Emerging Markets Equity Income Fund, Inc.5	77,513
29,426	Aberdeen Total Dynamic Dividend Fund5	245,413
5,249	AllianzGI Convertible & Income 2024 Target5	49,183
16,059	AllianzGI NFJ Dividend Interest & Premium Strategy Fund5	196,241
1,392	BlackRock California Municipal Income Trust	19,050
1,454	BlackRock Debt Strategies Fund, Inc.5	15,630
4,440	BlackRock New York Municipal Income Quality Trust	61,006
6,487	BlackRock Resources & Commodities Strategy Trust5	48,523
23,925	BrandywineGLOBAL Global Income Opportunities Fund, Inc.5	289,492
4,557	Clough Global Equity Fund	52,405
17,633	Clough Global Opportunities Fund5	161,166
8,940	Cornerstone Strategic Value Fund, Inc.5	101,564
843	Cornerstone Total Return Fund, Inc.5	9,265
—6	Cushing Renaissance Fund	—
11,623	Delaware Enhanced Global Dividend & Income Fund5	114,603
32,225	Duff & Phelps Utility and Corporate Bond Trust, Inc.	298,081
1,389	Eaton Vance Floating-Rate Income Plus Fund	21,127
22,411	Eaton Vance Ltd. Duration Income Fund5	280,137

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2019 (Unaudited)

Number of Shares		Value
	Closed-End Funds (Continued)
1,489	Eaton Vance Senior Income Trust	$9,113
4,797	Eaton Vance Tax-Managed Buy-Write Strategy Fund	45,667
2,302	Franklin Ltd. Duration Income Trust5	21,432
11,546	Garrison Capital, Inc.5	79,783
603	GDL Fund	5,542
149,927	Griffin Institutional Access Credit Fund – Class I	3,697,193
5,833	Highland Global Allocation Fund/CEF	59,788
17,842	Highland Income Fund5	238,191
2,061	India Fund, Inc.5	42,312
28,988	Invesco Dynamic Credit Opportunities Fund5	319,158
9,456	Invesco High Income Trust II5	135,410
1,630	Invesco Municipal Opportunity Trust5	20,391
75,768	Invesco Senior Income Trust5	318,226
3,592	Kayne Anderson MLP/Midstream Investment Co.	51,940
3,374	Lazard World Dividend & Income Fund, Inc.5	31,513
3,642	Morgan Stanley Emerging Markets Debt Fund, Inc.5	33,470
758	Neuberger Berman California Municipal Fund, Inc.	10,604
9,064	Neuberger Berman High Yield Strategies Fund, Inc.	109,402
1,532	Neuberger Berman New York Municipal Fund, Inc.	19,165
3,004	NexPoint Strategic Opportunities Fund5	53,862
2,968	Nuveen Connecticut Quality Municipal Income Fund	39,831
21,355	Nuveen Credit Strategies Income Fund5	159,735
4,524	Nuveen Georgia Quality Municipal Income Fund	56,143
2,992	Nuveen Intermediate Duration Quality Municipal Term Fund5	40,901
6,797	Nuveen Mortgage Opportunity Term Fund5	156,739
1,811	Nuveen Mortgage Opportunity Term Fund 25	40,150
4,241	Nuveen North Carolina Quality Municipal Income Fund	57,296
1,198	Nuveen Ohio Quality Municipal Income Fund	18,904
163,896	Palmer Square Opportunistic Income Fund	2,992,742
25,859	PGIM Global High Yield Fund, Inc.5	371,594
5,545	PGIM High Yield Bond Fund, Inc.5	82,898
377,372	PIMCO Flexible Credit Income Fund – Class I	3,698,243
166,909	Pomona Investment LP7	5,047,841
8,264	Putnam Municipal Opportunities Trust	108,010
10,092	Royce Micro-Cap Trust, Inc.5	81,140
1,494	Source Capital, Inc.	54,553
2,808	Special Opportunities Fund, Inc.5	39,986
33,637	Templeton Global Income Fund5	206,531
5,387	Tortoise Midstream Energy Fund, Inc.5	66,206
1,157	Voya Emerging Markets High Income Dividend Equity Fund	8,296
71,342	Voya Prime Rate Trust5	336,021
6,057	Western Asset Corporate Loan Fund, Inc.	57,481
12,110	Western Asset Global High Income Fund, Inc.5	120,252
	TOTAL CLOSED-END FUNDS (Cost $21,274,175)	21,184,054

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – 5.9%
$1,273,415	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 0.860%, 2/25/20351,2	$25,519
131,000	COMM Mortgage Trust Series 2017-PANW, Class E, 4.127%, 10/10/20292,3	128,717
200,000	Connecticut Avenue Securities Trust 2019-R01 Series 2019-R01, Class 2M2, 4.469% (1-Month USD Libor+245 basis points), 7/25/20311,2,3,4	202,008
200,000	CSMC Trust Series 2017-PFHP, Class G, 8.178% (1-Month USD Libor+615 basis points), 12/15/20302,3,4	200,518
200,000	GS Mortgage Securities Corp. Trust Series 2017-SLP, Class G, 4.744%, 10/10/20322,3	191,539
200,000	GS Mortgage Securities Trust Series 2014-GC22, Class C, 4.847%, 6/10/20471,2	211,690
217,068	Luminent Mortgage Trust Series 2006-5, Class A1A, 2.208% (1-Month USD Libor+19 basis points), 7/25/20361,2,4	174,893
234,099	Morgan Stanley Mortgage Loan Trust Series 2006-13AX, Class A2, 2.358% (1-Month USD Libor+34 basis points), 10/25/20361,2,4	122,688
361,086	Series 2007-7AX, Class 2A1, 2.138% (1-Month USD Libor+12 basis points), 4/25/20371,2,4	185,964
200,000	New Orleans Hotel Trust Series 2019-HNLA, Class F, 5.716% (1-Month USD Libor+369 basis points), 4/15/20322,3,4	200,139
100,000	Radnor RE Ltd. Series 2019-2, Class B1, 4.719% (1-Month USD Libor+270 basis points), 6/25/20291,2,3,4	99,814
149,343	RALI Trust Series 2006-QA10, Class A1, 2.203% (1-Month USD Libor+18 basis points), 12/25/20361,2,4	141,993
71,741	Series 2005-QS17, Class A10, 6.000%, 12/25/20351	70,772
295,322	Series 2006-QS2, Class 1A9, 5.500%, 2/25/20361	272,651
100,000	Residential Mortgage Loan Trust Series 2019-2, Class M1, 3.862%, 5/25/20591,2,3	101,269
100,000	Seasoned Credit Risk Transfer Trust Series Series 2019-2, Class M, 4.750%, 8/25/20581,2,3	101,513
115,000	UBS Commercial Mortgage Trust Series 2018-C8, Class C, 4.860%, 2/15/20511,2	126,936
113,584	Velocity Commercial Capital Loan Trust Series 2017-1, Class AFL, 3.269% (1-Month USD Libor+125 basis points), 5/25/20471,2,3,4	113,890
126,981	Wells Fargo Alternative Loan Trust Series 2007-PA1, Class A1, 2.338% (1-Month USD Libor+32 basis points), 3/25/20371,2,4	105,874
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,710,848)	2,778,387

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 1.5%
	FINANCIALS – 1.5%
574	8i Enterprises Acquisition Corp.*,8	$5,763
320	Act II Global Acquisition Corp.*,8	3,232
2,247	Agba Acquisition Ltd.*,8	22,852
713	Andina Acquisition Corp. III*,8	7,487
913	Apex Technology Acquisition Corp.*	9,303
943	B Riley Principal Merger Corp.*	9,524
25,817	Barings BDC, Inc.5	262,043
1,246	Big Rock Partners Acquisition Corp.*,5	13,046
1,035	Brookfield Asset Management, Inc. – Class A8	54,947
415	CF Finance Acquisition Corp.*	4,378
137	Chardan Healthcare Acquisition Corp.*	1,391
1,228	Churchill Capital Corp. II*	12,906
476	Crescent Acquisition Corp.*	4,822
1,359	Far Point Acquisition Corp. – Class A*,5	13,889
2,053	Fellazo, Inc.*,8	20,468
411	FinTech Acquisition Corp. III*	4,385
852	GigCapital2, Inc.*	8,776
792	GX Acquisition Corp.*	8,783
586	Haymaker Acquisition Corp. II*	6,007
419	Health Sciences Acquisitions Corp.*	4,496
526	Hennessy Capital Acquisition Corp. IV*	5,497
153	Insurance Acquisition Corp.*	1,590
1,038	Legacy Acquisition Corp. – Class A*,5	10,588
2,374	Leisure Acquisition Corp.*,5	24,262
177	Monocle Acquisition Corp.*	1,766
2,191	Netfin Acquisition Corp.*,8	22,063
2,202	New Providence Acquisition Corp.*	22,174
1,580	Orisun Acquisition Corp.*	15,800
238	Pivotal Acquisition Corp. – Class A*	2,423
250	Pivotal Investment Corp. II*	2,545
2,128	Proficient Alpha Acquisition Corp.*	21,280
754	Pure Acquisition Corp.*,5	7,728
520	Replay Acquisition Corp.*,8	5,304
125	SC Health Corp.*,8	1,294
732	Schultze Special Purpose Acquisition Corp.*	7,496
2,215	Silver Spike Acquisition Corp.*,8	22,349
1,334	South Mountain Merger Corp.*	14,007
1,424	Thunder Bridge Acquisition II Ltd.*,8	14,496
728	Trine Acquisition Corp.*	7,535
521	Tuscan Holdings Corp.*	5,512

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
2,003	Tuscan Holdings Corp. II*	$20,130
533	Wealthbridge Acquisition Ltd.*,8	5,490
		719,827
	TOTAL COMMON STOCKS (Cost $705,390)	719,827

Principal Amount
	CORPORATE BONDS – 0.2%
	FINANCIALS – 0.2%
$100,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 9.375%, 4/1/20271,3	93,402
	TOTAL CORPORATE BONDS (Cost $98,840)	93,402

Number of Shares
	EXCHANGE-TRADED DEBT SECURITIES – 0.7%
	FINANCIALS – 0.7%
748	Capital Southwest Corp. 5.950%, 12/15/20221	19,508
1,431	Monroe Capital Corp. 5.750%, 10/31/20231	36,147
2,436	Oxford Square Capital Corp. 6.500%, 3/30/20241	62,581
2,416	PennantPark Investment Corp. 5.500%, 10/15/20241	59,989
1,963	Portman Ridge Finance Corp. 6.125%, 9/30/20221	49,173
433	Stellus Capital Investment Corp. 5.750%, 9/15/20221	10,955
1,068	THL Credit, Inc. 6.750%, 12/30/20221	27,010
670	6.125%, 10/30/20231	17,420
396	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/20221	10,292
790	WhiteHorse Finance, Inc. 6.500%, 11/30/20251	20,761
		313,836
	TOTAL EXCHANGE-TRADED DEBT SECURITIES (Cost $311,850)	313,836

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2019 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS – 5.0%
197,295	Jones Lang LaSalle Income Property Trust, Inc. – Class M-I – REIT5	$2,397,131
	TOTAL MUTUAL FUNDS (Cost $2,343,227)	2,397,131
	PRIVATE INVESTMENT FUNDS – 16.9%
51,193	Bailard Real Estate LP7,9,10	2,426,762
N/A	DSC Meridian LP7,10,11,12	957,054
N/A	Linden Investors LP7,10,12,13	991,621
N/A	Pender Capital Asset Based Lending Fund I, LP7,10,14	750,000
430	ShoreBridge Point72 LP7,10,11,15	970,441
N/A	Walleye Opportunities LP7,13,16,17	971,514
N/A	Whitebox Asymmentric LP7,10,13,18	946,795
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $7,875,000)	8,014,187
	RIGHTS – 0.0%
574	8i Enterprises Acquisition Corp., Expiration Date: December 29, 2019*,8	243
1,246	Big Rock Partners Acquisition Corp., Expiration Date: July 3, 2020*,5	226
1,803	Corium International, Expiration Date: March 31, 2020*,5,19	—
1,142	Pensare Acquisition Corp., Expiration Date: January 26, 2020*,5	286
	TOTAL RIGHTS (Cost $0)	755
	UNITS – 0.0%
	FINANCIALS – 0.0%
1	Far Point Acquisition Corp.*,5	11
1	Leisure Acquisition Corp.*,5	10
		21
	TOTAL UNITS (Cost $20)	21
	WARRANTS – 0.0%
574	8i Enterprises Acquisition Corp., Expiration Date: October 1, 2025*,8	230
1,386	Allied Esports Entertainment, Inc., Expiration Date: August 9, 2024*,5	291
623	Big Rock Partners Acquisition Corp., Expiration Date: December 1, 2022*,5	93
553	Chardan Healthcare Acquisition Corp., Expiration Date: December 13, 2023*	415
453	Far Point Acquisition Corp., Expiration Date: June 1, 2025*,5	544
1,038	Legacy Acquisition Corp., Expiration Date: November 30, 2022*,5	363
1,187	Leisure Acquisition Corp., Expiration Date: December 28, 2022*,5	816
571	Pensare Acquisition Corp., Expiration Date: August 8, 2022*,5	126
238	Pivotal Acquisition Corp., Expiration Date: December 1, 2025*	305
377	Pure Acquisition Corp., Expiration Date: April 17, 2023*,5	384
	TOTAL WARRANTS (Cost $0)	3,567

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2019 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS – 14.7%
6,946,901	Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class 1.827%5	$6,946,901
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,946,901)	6,946,901
	TOTAL INVESTMENTS – 104.6% (Cost $49,352,307)	49,571,774
	Liabilities in Excess of Other Assets – (4.6)%	(2,192,310)
	TOTAL NET ASSETS – 100.0%	$47,379,464
	SECURITIES SOLD SHORT – (0.8)%
	COMMON STOCKS – (0.1)%
	FINANCIALS – (0.1)%
(1,034)	Brookfield Asset Management, Inc. – Class A8	(54,895)
	TOTAL COMMON STOCKS (Proceeds $51,288)	(54,895)
	EXCHANGE-TRADED FUNDS – (0.7)%
(4,787)	Invesco Senior Loan ETF	(108,138)
(1,250)	iShares iBoxx High Yield Corporate Bond ETF	(108,963)
(466)	SPDR Bloomberg Barclays High Yield Bond ETF	(50,673)
(1,612)	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	(43,540)
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $311,142)	(311,314)
	TOTAL SECURITIES SOLD SHORT (Proceeds $362,430)	$(366,209)

ETF – Exchange-Traded Fund
LLC – Limited Liability Company
LP – Limited Partnership
REIT – Real Estate Investment Trust
* Non-income producing security.
1 Callable.
2 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,016,319, which represents 8.48% of total net assets of the Fund.
4 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
5 All or a portion of this security is segregated as collateral for securities sold short. Aggregate value of segregated securities was $2,849,411.
6 Amount represents less than 0.5 shares.

The Relative Value Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2019 (Unaudited)

7 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of September 30, 2019 was $12,912,447 and $13,062,028, respectively.
8 Foreign security denominated in U.S. Dollars.
9 The Private Investment Fund imposes a 30 day redemption notice period.
10 The Private Investment Fund permits quarterly redemptions.
11 The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.
12 The Private Investment Fund imposes a 65 day redemption notice period.
13 The Private Investment Fund can institute a gate provision on redemptions at the fund level of 20-25% of the fair value of the investment in the Private Investment Fund.
14 The Private Investment Fund imposes a 90 day redemption notice period.
15 The Private Investment Fund imposes a 55 day redemption notice period.
16 The Private Investment Fund imposes a 45 day redemption notice period.
17 The Private Investment Fund permits monthly redemptions.
18 The Private Investment Fund imposes a 60 day redemption notice period.
19 Level 3 securities fair valued under procedures established by the Board of Trustees, represents 6.1% of Net Assets. The total value of these securities is $2,905,682.

See accompanying Notes to Financial Statements.

The Relative Value Fund *
SUMMARY OF INVESTMENTS
As of September 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	8.9%
Bank Loans	6.1%
Closed-End Funds	44.7%
Collateralized Mortgage Obligations	5.9%
Common Stocks
Financials	1.5%
Total Common Stocks	1.5%
Corporate Bonds	0.2%
Exchange-Traded Debt Securities	0.7%
Private Investment Funds	16.9%
Mutual Funds	5.0%
Rights	0.0%
Units	0.0%
Warrants	0.0%
Short-Term Investments	14.7%
Total Investments	104.6%
Liabilities in Excess of Other Assets	(4.6)%
Total Net Assets	100.0%

* This table does not include securities sold short.
See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $49,352,307)	$49,571,774
Cash	87,146
Cash deposited with brokers for securities sold short	372,382
Receivables:
Investment securities sold	48,948
Fund shares sold	63,885
Dividends and interest	186,784
Prepaid expenses	25,238
Prepaid organization and offering costs	210
Total assets	50,356,367
Liabilities:
Securities sold short, at value (proceeds $362,430)	366,209
Payables:
Investment securities purchased	2,127,772
Fund shares redeemed	441,430
Advisory fees	10,377
Auditing fees	26,667
Diviends and interest on securities sold short	1,089
Chief Compliance Officer fees	106
Accrued other expenses	3,253
Total liabilities	2,976,903
Net Assets	$47,379,464
See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF ASSETS AND LIABILITIES — Continued
As of September 30, 2019 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$46,874,324
Total distributable earnings	505,140
Net Assets	$47,379,464
Maximum Offering Price per Share:
CIA Class Shares:
Net assets applicable to shares outstanding	$47,379,464
Shares of common stock issued and outstanding	1,848,074
Net asset value per share	$25.64
See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2019 (Unaudited)

Investment Income:
Dividends	$276,469
Interest	294,632
Total investment income	571,101
Expenses:
Advisory fees	66,846
Legal fees	34,781
Auditing fees	22,064
Dividends on securities sold short	20,791
Trustees’ fees and expenses	14,066
Fund services expense	10,886
Registration fees	10,147
Shareholder reporting fees	8,872
Chief Compliance Officer fees	8,863
Insurance fees	3,465
Interest on securities sold short	2,287
Transfer agent fees and expenses	1,293
Miscellaneous	137
Total expenses	204,498
Advisory fees waived and other expenses absorbed	(54,412)
Net expenses	150,086
Net investment income	421,015
Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Securities Sold Short, Warrants, Written Options Contracts and Foreign Currency
Net realized gain (loss) on:
Investments	108,536
Purchased options contracts	(463)
Securities sold short	(15,121)
Written options contracts	383
Net realized gain	93,335
Net change in unrealized appreciation/depreciation on:
Investments	357,360
Purchased options contracts	53
Securities sold short	(2,641)
Written options contracts	(279)
Net change in unrealized appreciation/depreciation	354,493
Net realized and unrealized gain on investments, purchased option contracts, securities sold short, written options contracts, and foreign currency	447,828
Net Increase in Net Assets from Operations	$868,843
See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$421,015	$411,237
Net realized gain (loss) on investments, purchased options contracts, securities sold short, written options contracts, and foreign currency	93,335	(87,166)
Net change in unrealized appreciation/depreciation on investments, purchased option contracts, securities sold short, written options contracts, and foreign currency	354,493	102,410
Net increase in net assets resulting from operations	868,843	426,481
Distributions to Shareholders:
Distributions:
CIA Class	(365,767)	(207,210)
Total distributions to shareholders	(365,767)	(207,210)
Capital Transactions:
Net proceeds from shares sold:
CIA Class	30,538,409	7,804,749
Reinvestment of distributions:
CIA Class	179,524	138,092
Cost of shares redeemed:
CIA Class	(1,037,764)	(3,560,451)
Net increase in net assets from capital transactions	29,680,169	4,382,390
Total increase in net assets	30,183,245	4,601,661
Net Assets:
Beginning of period	17,196,219	12,594,558
End of period	$47,379,464	$17,196,219
Capital Share Transactions:
Shares sold:
CIA Class	1,197,409	312,367
Shares reinvested:
CIA Class	7,037	5,699
Shares redeemed:
CIA Class	(40,511)	(142,477)
Net increase in capital share transactions	1,163,935	175,589
See accompanying Notes to Financial Statements.

The Relative Value Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2019 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$868,843
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(35,524,961)
Sales of long-term portfolio investments	7,595,418
Proceeds from securities sold short	2,466,166
Cover short securities	(2,526,251)
Proceeds from written options	565
Closed written options	(274)
Purchases of short-term investments, net	(2,771,231)
Return of capital dividends received	98,757
Decrease in cash deposited with broker for securities sold short	73,432
Increase in dividends and interest receivable	(122,220)
Decrease in due from Advisor	51,736
Decrease in prepaid expenses	5,095
Increase in advisory fees	10,377
Increase in dividends and interest on securities sold short	1,089
Decrease in accrued expenses	(50,115)
Net amortization on investments	(11,702)
Net realized gain	(104,500)
Net change in unrealized appreciation/depreciation	(354,493)
Net cash used for operating activities	(30,294,269)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	31,194,488
Cost of shares redeemed	(854,971)
Dividends paid to shareholders, net of reinvestments	(186,243)
Net cash provided by financing activities	30,153,274
Net decrease in cash	(140,995)
Cash:
Beginning of period	228,141
End of period	$87,146
Non-cash financing activities not included herein consist of  $179,524 of reinvested dividends.
See accompanying Notes to Financial Statements.

The Relative Value Fund
FINANCIAL HIGHLIGHTS
CIA Class

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31. 2019	For the Period June 12, 2017* Through March 31, 2018
Net asset value, beginning of period	$25.14	$24.77	$25.00
Income from Investment Operations:
Net investment income1	0.40	0.86	0.08
Net realized and unrealized gain (loss) on investments	0.42	(0.06)	(0.20)
Total from investment operations	0.82	0.80	(0.12)
Less Distributions:
From net investment income	(0.32)	(0.28)	(0.05)
From net realized gains	—	(0.15)	(0.06)
Total distributions	(0.32)	(0.43)	(0.11)
Redemption fee proceeds1	—	—	—
Net asset value, end of period	$25.64	$25.14	$24.77
Total return	3.27%2	3.28%	(0.50)%2
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$47,379	$17,196	$12,595
Ratio of expenses to average net assets:
(including interest expense and interest on securities sold short)
Before fees waived4	1.52%3	5.28%	6.89%3
After fees waived4	1.12%3	2.35%	2.45%3
Ratio of net investment income to average net assets:
(including interest expense and interest on securities sold short)
Before fees waived	2.73%3	0.49%	(4.05)%3
After fees waived	3.13%3	3.42%	0.39%3
Portfolio turnover rate	40%2	374%	264%2

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Not annualized.
3 Annualized.
4 If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.17% for the six months ended September 30, 2019, 0.43% for the year ended March 31, 2019, and 0.50% for the period ended March 31, 2018 respectively.
See accompanying Notes to Financial Statements.

The Relative Value Fund
Notes to Financial Statements
September 30, 2019 (Unaudited)

Note 1 — Organization
The Relative Value Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Agreement and Declaration of Trust (“Declaration of Trust”) dated November 23, 2016 (the “Declaration of Trust”). The Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub-advisers, in percentages determined at the discretion of Vivaldi Asset Management, LLC the (“Investment Manager”). In pursuing the Fund’s strategies, the Investment Manager and sub-advisers may invest directly in individual securities or through closed-end and open-end registered investment companies, private investment funds and other investment vehicles that invest or trade in a wide range of investments. The Fund commenced investment operations on June 12, 2017.
The SEC granted the Fund an exemptive order on November 21, 2017 permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement allows it to offer two classes of shares, Advisor Class Shares and CIA Class Shares. Only the CIA Class of shares is operational as of September 30, 2019.
The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights with respect to that distribution plan.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
The Fund’s Valuation Committee oversees the valuation of the Fund’s investments on behalf of the Fund. The Board of Trustees of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Investment Manager or a Sub-Adviser (as defined in Note 3) not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the ‘mark’. Investments in open-end investment companies are valued at the daily closing net asset value (“NAV”) of the respective investment company.
Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.
If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.
The Fund will generally value private investment funds, in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.
(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gains or losses from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.
(c) Short Sales
Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and/or will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account as required by each respective broker-dealer. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.
(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.
(e) Exchange Traded Funds (“ETFs”)
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other funds that invest directly in securities.
Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.
(f) Closed-end Funds (“CEFs”)
The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.
(g) Private Investment Funds
The Fund may also invest in private investment funds (i.e., investment funds that would be investment companies but for the exemptions under Section 3(c)(1) or 3(c)(7) of the Investment Company Act) that invest or trade in a wide range of securities. When the Fund invests in securities issued by private investment funds, it will bear its pro rata portion of the private funds’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A private investment fund in which the Fund invests has its own investment risks, and those risks can affect the value of the private investment fund's shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of a private investment fund will be achieved. A private investment fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such private investment fund at a time that is unfavorable to the Fund. In addition, one private investment fund may buy the same securities that another private investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.
(h) Short-Term Investments
The Fund invests a significant amount (14.7% as of September 30, 2019) in the Morgan Stanley Institutional Liquidity Fund — Government Portfolio (“MVRXX”). MVRXX invests exclusively in a

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. The Fund may also hold cash.
MVRXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov. The net expense ratio per the April 30, 2019 Semi-Annual report of Morgan Stanley Institutional Liquidity Fund — Government Portfolio was 0.17%.
(i) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
(j) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2019 and during the prior open tax year 2018 and from the commencement of operations on June 12, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(k) Distributions to Shareholders
The Fund intends to make monthly distributions to its shareholders equal to 5% annually of the Fund’s net asset value per Share (the “Distribution Policy”). This predetermined dividend rate may be modified by the Board from time to time. The amount and timing of distributions are determined in accordance

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.
If, for any distribution, investment company taxable income (which term includes net short-term capital gain), if any, and net tax-exempt income, if any, is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and the difference will generally be a tax-free return of capital from the Fund’s assets. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). This Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.
Note 3 — Investment Advisory and Other Agreements
The Fund has entered into an Investment Advisory Agreement (the “Agreement”) with the Investment Manager. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Investment Manager at the annual rate of 0.50% of the Fund’s average daily net assets. Prior to March 9, 2019, the Fund paid a monthly investment advisory fee to the Investment Manager at the annual rate of 1.50% of the Fund’s average daily net assets. The Investment Manager has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation) do not exceed 0.95% of the Fund’s average daily net assets for CIA Class Shares until August 1, 2020. This agreement to waive fees and/or pay for operating expenses may be terminated before that date by the Fund or the Investment Manager upon 30 days’ written notice. Prior to March 9, 2019, the Investment Manager had agreed to limit the total expenses of the Fund to 1.95% of the Fund’s average daily net assets for the CIA Class Shares.
The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated amongst the Investment Manager and one or more sub-advisers in percentages determined at the discretion of the Investment Manager. Currently, the Investment Manager has engaged RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC, (each, a “Sub-Adviser” and together, the “Sub-Advisers”) to manage certain assets of the Fund and pays the Sub-Advisers from its advisory fees. Pursuant to separate sub-advisory agreements, the Investment Manager (and not the Fund) has agreed to pay RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC a sub-advisory fee payable on a monthly basis at the annual rate of 1.00% and 0.80%, respectively, of their portion of the Fund’s average daily net assets for the services they provide.
For the six months ended September 30, 2019, the Investment Manager waived its fees and absorbed other expenses totaling $54,412. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses absorbed by the Investment Manager, the Investment Manager may recoup amounts waived or absorbed, provided it is able to effect such recoupment and

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, and (b) the limitation on Fund expenses at the time of the recoupment. At September 30, 2019, the amount of these potentially recoverable expenses was $782,551. The Adviser may recapture all or a portion of this amount no later than March 31st of the year stated below:
2021	$375,201
2022	$352,938
2023	$54,412
Total	$782,551
Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.
Certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with the Fund’s administrator. For the six months ended September 30, 2019, the Fund’s allocated fees incurred for trustees are reported on the Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2019, are reported on the Statement of Operations.
Note 4 — Federal Income Taxes
At September 30, 2019, gross unrealized appreciation and depreciation of investments and short securities, based on cost for federal income tax purposes were as follows:
Cost of investments	$49,020,504
Gross unrealized appreciation	$1,259,598
Gross unrealized depreciation	(1,074,537)
Net unrealized appreciation on investments	$185,061
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2018, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$ (176)	$ 176

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

As of December 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$32,810
Undistributed long-term capital gains	—
Tax accumulated earnings	32,810
Accumulated capital and other losses	(13,302)
Unrealized depreciation on investments	(175,630)
Unrealized depreciation on foreign currency	—
Total accumulated deficit	$(156,122)
The tax character of distributions paid during the periods ended December 31, 2018 and December 31, 2017 were as follows:
Distribution paid from:	2018	2017
Ordinary income	$196,387	$53,633
Net long-term capital gains	10,823	4,201
Total taxable distributions	$207,210	$57,834
Note 5 — Investment Transactions
For the six months ended September 30, 2019, purchases and sales of investments, excluding short-term investments, were $37,506,177 and $7,575,074, respectively. Proceeds from securities sold short and cover short securities were $2,438,408 and $2,499,324, respectively, for the same period.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Repurchase of Shares
The Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers quarterly with a valuation date on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its shares at their net asset value as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each such date, a “Valuation Date”). Each repurchase offer will be for no less than 5% of the shares outstanding, but if the value of shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of shares tendered. In such event, Shareholders will have their shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered shares repurchased by the Fund. Shareholders tendering shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer, which date will be approximately 14 days prior to the Valuation Date.
Note 8 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such investments in securities with a fair value of  $13,062,028 are excluded from the fair value hierarchy as of September 30, 2019.

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets carried at fair value:
	Level 1	Level 2	Level 3***	Total
Assets
Investments
Asset-Backed Securities	$—	$4,214,024	$—	$4,214,024
Bank Loans	—	—	2,905,682	2,905,682
Closed-End Funds	16,136,213	—	—	16,136,213
Collateralized Mortgage Obligations	—	2,778,387	—	2,778,387
Common Stocks*	719,827	—	—	719,827
Corporate Bonds**	—	93,402	—	93,402
Exchange-Traded Debt Securities*	313,836	—	—	313,836
Mutual Funds	2,397,131	—	—	2,397,131
Rights	755	—	—	755
Units	21	—	—	21
Warrants	3,567	—	—	3,567
Short-Term Investments	6,946,901	—	—	6,946,901
Subtotal	$26,518,251	$7,085,813	$2,905,682	$36,509,746
Closed End Funds				$5,047,841
Private Investment Fund				$8,014,187
Total Investments				$49,571,774
Liabilities
Securities Sold Short
Common Stocks*	$54,895	$—	$—	$54,895
Exchange-Traded Funds*	311,314	—	—	311,314
Written Options Contracts	—	—	—	—
Total Investments	$366,209	$—	$—	$366,209

* All common stocks, exchange-traded debt securities, common stocks held short, and exchange-traded funds held short in the Fund are Level 1 securities. For a detailed break-out of common stocks, exchange-traded debt securities, common stocks held short, and exchange-traded funds held short by major industry classification, please refer to the Schedule of Investments.
** All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*** The Fund held level 3 securities valued at zero at period end.

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
Beginning balance March 31, 2019	$496,080
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Total realized gain/(loss)	7,445
Change in unrealized appreciation/(depreciation)	(2,309)
Net purchases	2,722,500
Net sales	(1,839)
Principal Paydown	(317,672)
Amortization	1,477
Balance as of September 30, 2019	$2,905,682
The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2019:
Fair Value September 30, 2019	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
$2,905,682	Recent Transaction Price	Recent Transaction Price	—	Increase

(1) The investment sub-advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
Note 9 — Derivative and Hedging Disclosure
The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging. Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts during the six months ended September 30, 2019.

The Relative Value Fund
Notes to Financial Statements — Continued
September 30, 2019 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the period ended September 30, 2019 are as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity Price Risk	$(463)	$383
Total	$(463)	$383

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity Price Risk	$53	$(279)	$(226)
Total	$53	$(279)	$(226)
The number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of September 30, 2019 are as follows:
Derivative	Quarterly Average	Amount
Options Contracts — Purchased	Average Notional Value	14,833
Options Contracts — Written	Average Notional Value	(78,250)
Note 10 — New Accounting Pronouncement
In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.
In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Fund has adopted ASU 2018-13 with these financial statements.
Note 11 — Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

The Relative Value Fund
FUND INFORMATION (Unaudited)
September 30, 2019

	Ticker	CUSIP
The Relative Value Fund – CIA Class Shares	VFLEX	75943J100
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its report on Form N-Q’s successor form, Form N-PORT. The Fund’s Forms N-Q and N-PORT are available, without charge and upon request, or by calling the Fund at (877) 779-1999.
Qualified Dividend Income
For the year ended December 31, 2018, 60.98% of dividends to be paid from net investment income, including short term capital gains from the Fund (if any), are designated as qualified dividend income.
Corporate Dividends Received Deduction
For the year ended December 31, 2018, 37.84% of the dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as dividends received deduction available to corporate shareholders.
Long-Term Capital Gain Designation
For the year ended December 31, 2018, the Fund designates $10,823 as long-term capital gain distributions.
The Relative Value Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

The Relative Value Fund
PRIVACY POLICY
(Unaudited)

PRIVACY POLICY
FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
account balances

•
account transactions

•
transaction history

•
wire transfer instructions

•
checking account information

Even when you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

The Relative Value Fund
PRIVACY POLICY  —  Continued
(Unaudited)

What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
open an account

•
provide account information

•
give us your contact information

•
make a wire transfer

•
tell us where to send money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
sharing for affiliates’ everyday business purposes —  information about your creditworthiness

•
sharing for affiliates from using your information to market to you

•
sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies such as Vivaldi Asset Management, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.
Questions?	Call 1-877-779-1999.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

   (a)     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

   (a)(1) Not applicable to semi-annual reports.

   (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3) Not applicable.

   (a)(4) Not applicable.

   (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Relative Value Fund

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By (Signature and Title)* /s/ Michael Peck

----------------------------------------------

Michael Peck, President

(Principal Executive Officer)

Date December 4, 2019

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael Peck

----------------------------------------------

Michael Peck, President

(Principal Executive Officer)

Date December 4, 2019

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By (Signature and Title)* /s/ Chad Eisenberg

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Chad Eisenberg, Treasurer

(Principal Financial Officer)

Date December 4, 2019

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* Print the name and title of each signing officer under his or her signature.

** Signatures on this page are for all the series

•	Infinity Core Alternative Fund
•	The Relative Value Fund
•	Vivaldi Opportunities Fund